Weighted Average Assumptions used to Determine Net Periodic Postretirement Benefit Cost (Detail) (Other Postretirement Benefit Plans, Defined Benefit)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Other Postretirement Benefit Plans, Defined Benefit
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	4.70%	5.60%	5.40%
Assumed rate of increase in future compensation levels	4.00%	4.00%	4.00%
Expected long-term rate of return on plan assets	5.20%	5.30%	5.60%
Current healthcare cost trend rate	7.90%	7.90%	7.80%
Ultimate healthcare cost trend rate	4.80%	4.80%	4.80%
Number of years to ultimate healthcare cost trend rate	4 years	5 years	7 years